Dodie Kent

Vice President and

Associate General Counsel

(212) 314-3970

Fax: 707-1791

[AXA EQUITABLE LOGO]

September 10, 2012

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Separate Account No. 70 of AXA Equitable Life Insurance Company (the “Account”) (Registration Nos. 333-178750 and 811-22651) Retirement Cornerstone (R) Series - 12.0

Commissioners:

AXA Equitable, on behalf of Registrant, has sent to contract owners the semi-annual reports, for the period ended June 30, 2012, for the following underlying mutual funds (“Funds”) in which Registrant invests:

•	AXA Premier VIP Trust underlying funds:

AXA Aggressive Allocation;

AXA Moderate Allocation;

AXA Moderate-Plus Allocation;

Multimanager Aggresive Equity;

Multimanager International Equity;

Multimanager Large Cap Value;

Multimanager Mid Cap Growth;

Multimanager Mid Cap Value;

Multimanager Small Cap Value;

•	EQ Advisors Trust underlying funds:

All Asset Growth-Alt 20;

AXA Aggresive Strategy;

AXA Balanced Strategy;

AXA Conservative Growth Strategy;

AXA Conservative Strategy;

AXA Growth Strategy;

AXA Moderate Growth Strategy;

AXA Ultra Conservative Strategy

EQ/AllianceBernstein Dynamic Wealth Strategies;

EQ/AllianceBernstein Small Cap Growth;

EQ/AXA Franklin Small Cap Value Core;

EQ/BlackRock Basic Value Equity;

EQ/Boston Advisors Equity Income;

EQ/Capital Guardian Research;

EQ/Common Stock Index;

EQ/Core Bond Index;

EQ/Davis New York Venture;

EQ/Equity 500 Index;

EQ/Franklin Core Balanced;

EQ/Franklin Templeton Allocation;

EQ/GAMCO Mergers and Acquisitions;

EQ/GAMCO Small Company Value;

EQ/Global Bond PLUS;

EQ/Global Multi-Sector Equity;

EQ/Intermediate Government Bond;

EQ/International Core PLUS;

EQ/International ETF;

EQ/International Equity Index;

EQ/International Value PLUS;

EQ/JPMorgan Value Opportunities;

EQ/Large Cap Growth Index;

EQ/Large Cap Growth PLUS;

EQ/Large Cap Value Index;

EQ/Large Cap Value PLUS;

EQ/MFS International Growth;

EQ/Mid Cap Index;

EQ/Mid Cap Value PLUS;

EQ/Money Market;

EQ/Montag & Caldwell Growth;

EQ/Morgan Stanley Mid Cap Growth;

EQ/Mutual Large Cap Equity;

EQ/Oppenheimer Global;

EQ/PIMCO Ultra Short Bond;

EQ/Small Company Index;

EQ/T. Rowe Price Growth Stock;

EQ/Templeton Global Equity;

EQ/UBS Growth and Income;

EQ/Van Kampen Comstock;

EQ/Wells Fargo Omega Growth.

•	AIM Variable Insurance Funds – Series II underlying funds:

INVESCO V.I. Diversified Dividend;

INVESCO V.I. Global Real Estate;

INVESCO V.I. High Yield;

INVESCO V.I. International Growth;

INVESCO Van Kampen V.I. American Franchise;

INVESCO V.I. Mid Cap Core Equity;

INVESCO V.I. Small Cap Equity.

•	AllianceBernstein Variable Product Series Fund, Inc. – Class B underlying funds:

AllianceBernstein VPS Balanced Wealth Strategy;

AllianceBernstein VPS International Growth.

•	American Century Variable Portfolios, Inc. – Class II underlying funds:

American Century VP Mid Cap Value.

•	BlackRock Variable Series Funds, Inc. – Class II underlying funds:

BlackRock Global Allocation V.I.;

BlackRock Large Cap Growth V.I

•	Fidelity(R) Variable Insurance Products Fund – Service Class 2 underlying funds:

Fidelity(R) VIP Contrafund(R);

Fidelity(R) VIP Mid Cap;

Fidelity(R) VIP Strategic Income.

•	First Trust Variable Insurance Trust

First Trust/Dow Jones Dividend & Income Allocation

•	Franklin Templeton Variable Insurance Products Trust – Class 2 underlying funds:

Franklin Income Securities;

Franklin Strategic Income Securities;

Franklin Templeton VIP Founding Funds Allocation;

Mutual Shares Securities;

Templeton Developing Markets Securities;

Templeton Foreign Securities;

Templeton Global Bond Securities;

Templeton Growth Securities.

•	Goldman Sachs Variable Insurance Trust – Variable Insurance Portfolios underlying funds:

Goldman Sachs VIT Mid Cap Value.

•	Ivy Funds Variable Insurance Portfolios underlying funds:

Ivy Funds VIP Asset Strategy;

Ivy Funds VIP Dividend Opportunities;

Ivy Funds VIP Energy;

Ivy Funds VIP Global Natural Resources;

Ivy Funds VIP High Income;

Ivy Funds VIP Mid Cap Growth;

Ivy Funds VIP Science & Technology;

Ivy Funds VIP Small Cap Growth.

•	Lazard Retirement Series, Inc. underlying funds:

Lazard Retirement Emerging Markets Equity.

•	Lord Abbett Series

Lord Abbett Bond Debenture;

Lord Abbett Classic Stock;

Lord Abbett Growth Opportunities.

•	MFS(R) Variable Insurance Trust – Service Class underlying funds:

MFS International Value;

MFS Investors Growth Stock Series;

MFS Investors Trust Series;

MFS Technology;

MFS Utilities Series.

•	Northern Lights Variable Trust

7TwelveTM Balanced

•	PIMCO Variable Insurance Trust – Adviser Class underlying funds:

PIMCO VIT CommodityRealReturn(R) Strategy;

PIMCO VIT Emerging Markets Bond;

PIMCO VIT Real Return;

PIMCO VIT Total Return.

•	ProFunds underlying funds:

ProFund VP Biotechnology.

•	T.Rowe Price Equity Series, Inc. underlying funds:

T.Rowe Price Health Sciences Portfolio II.

•	VAN Eck Worldwide Insurance Trust – S Class underlying funds:

VAN Eck VIP Global Hard Assets.

Some of the funds listed above may not be available under every policy or contract offered by the Registrant.

AXA Equitable understands that the Funds have filed or will file their reports with the Commission under separate cover.

Please direct any question or comment to the undersigned.

Very truly yours,

/s/ Dodie Kent
Dodie Kent

AXA EQUITABLE LIFE INSURANCE COMPANY

1290 AVENUE OF THE AMERICAS, NEW YORK, NEW YORK 10104